Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000152590
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Values Equity Fund, Class F Shares
C000152591
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Values Equity Fund, Class Y Shares
C000152592
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Values Fixed Income Fund, Class F Shares
C000152593
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Catholic Values Fixed Income Fund, Class Y Shares
Without Sales Load [Member] | C000152590
Average Annual Return [Line Items]
Average Annual Return, Percent		16.37%	10.02%	12.66%
Without Sales Load [Member] | C000152591
Average Annual Return [Line Items]
Average Annual Return, Percent		16.50%	10.11%	12.77%
Without Sales Load [Member] | C000152592
Average Annual Return [Line Items]
Average Annual Return, Percent		5.98%	0.02%	2.04%
Without Sales Load [Member] | C000152593
Average Annual Return [Line Items]
Average Annual Return, Percent		6.08%	0.08%	2.13%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		16.99%	14.19%	15.50%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		16.99%	14.19%	15.50%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.26%	0.42%	1.97%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.26%	0.42%	1.97%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		17.02%	12.80%	15.08%
80/20 Russell 3000 & MSCI ACWI ex-U.S.
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	80/20 Russell 3000 & MSCI ACWI ex-U.S.
Average Annual Return, Percent		21.36%	12.27%	14.21%
Russell 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Russell 3000 Index (USD) (TR)
Average Annual Return, Percent		17.02%	12.80%	15.08%
80/20 Russell 3000 & MSCI ACWI ex-U.S.
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	80/20 Russell 3000 & MSCI ACWI ex-U.S.
Average Annual Return, Percent		21.36%	12.27%	14.21%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	ACWI – All Country World Index
[6]	ACWI – All Country World Index